RETIREMENT PLANS (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Multiemployer Plan
Contributions of Ecolab	$ 0	$ 0.2	$ 0.5
Estimated liability arising from withdrawal of plan	4.5		4.7
Estimate of benefits expected to be paid for company's pension and postretirement health care benefit plans:
2015	159
2016	170
2017	177
2018	185
2019	203
2020-2024	1,176
MEDICAL SUBSIDY RECEIPTS
2015	1
U.S. Pension and Postretirement Health Care Benefits
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, end of year	1,884.9	1,863.7
U.S. Pension and Postretirement Health Care Benefits | Level 3
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, end of year	225.4	203.4
U.S. Pension and Postretirement Health Care Benefits | Hedge Funds
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, end of year	152.0	148.5
U.S. Pension and Postretirement Health Care Benefits | Hedge Funds | Level 3
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, beginning of year	148.5	134.6
Unrealized gains	3.5	13.9
Fair value of plan assets, end of year	152.0	148.5
U.S. Pension and Postretirement Health Care Benefits | Private Equity
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, end of year	73.4	54.9
U.S. Pension and Postretirement Health Care Benefits | Private Equity | Level 3
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, beginning of year	54.9	48.2
Unrealized gains	2.5	6.2
Realized gains	10.0	3.6
Purchases, sales and settlements, net	6.0	(3.1)
Fair value of plan assets, end of year	73.4	54.9
U.S. Pension
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, beginning of year	1,848.9	1,633.5
Fair value of plan assets, end of year	1,871.6	1,848.9
MEDICAL SUBSIDY RECEIPTS
Employer voluntary contribution to defined benefit plan	0	0
U.S. Pension | Nalco
MEDICAL SUBSIDY RECEIPTS
Required contributions to defined benefit plan in current fiscal year			38
Contributions to plan			$ 180